Derivative financial instrument liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Derivative warrant liabilities	$ 812	$ 2,273
Total derivative financial instrument liabilities	812	$ 2,273
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Warrant liability	2,273
Gains (losses) on change in fair value of derivatives	(1,461)
Warrant liability	$ 812